Cash and bank balances - Summary Of Bank Balances Other Than Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Less: amount disclosed under other financial assets (others) (refer Note 11)	₨ (3,791)	$ (40)	₨ (2,433)
Balances with banks	46,706	498	40,099
Gross carrying amount
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	50,497	538	42,532
Not later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	46,706	498	40,099
Later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	₨ 3,791	$ 40	₨ 2,433